NEW STANDARDS, AMENDMENTS AND INTERPRETATIONS ISSUED BY THE IASB	3 Months Ended
Sep. 30, 2023
NEW STANDARDS, AMENDMENTS AND INTERPRETATIONS ISSUED BY THE IASB
NEW STANDARDS, AMENDMENTS AND INTERPRETATIONS ISSUED BY THE IASB

3.    NEW STANDARDS, AMENDMENTS AND INTERPRETATIONS ISSUED BY THE IASB

a)The following new standards, amendments and interpretations became applicable for the current reporting period and adopted by the Group.

-	Amendment to IAS 12 –Deferred tax related to assets and liabilities arising from a single transaction.
-	International Tax Reform—Pillar Two Model Rules (Amendments to IAS 12)
-	Amendments to IAS 1 and IFRS Practice Statement 2- Disclosure of Accounting Policies
-	Amendments to IAS 8-Definition of Accounting Estimates
-	IFRS 17, “Insurance Contracts”

These new standards and amendments did not have any material impact on the Group.

b)The following new standards are not yet adopted by the Group.

-	Amendments to IFRS 16- Lease Liability in a Sale and Leaseback. The amendments are effective for annual reporting periods beginning on or after 1 January 2024.
-	Amendments to IAS1 – Non- current liabilities with covenants. The amendments are effective for annual reporting periods beginning on or after 1 January 2024.
-	Amendments to IAS 7- Statement of Cash Flows & to IFRS 7- Financial Instruments: Disclosures. The amendments are effective for annual reporting periods beginning on or after 1 January 2024.
-	Amendments to IAS 21- The Effects of Changes in Foreign Exchange Ratestitled Lack of Exchangeability. The amendments are effective for annual reporting periods beginning on or after 1 January 2025.
-	Amendment to IAS 7 and IFRS 7 - Supplier Financing. The amendments are effective for annual periods beginning on or after January 1, 2024.

These amendments are not expected to have material impact on the Group.